Fair value measurement - Disclosure of assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 10,099	€ 5,033
Not measured at fair value in statement of financial position | Total Debt, excluding Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,305	24,894
Financial liabilities, at fair value	26,437	22,851
Not measured at fair value in statement of financial position | Asset-backed financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,778	1,655
Financial liabilities, at fair value	4,772	1,629
Not measured at fair value in statement of financial position | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18,215	19,265
Financial liabilities, at fair value	17,391	17,321
Not measured at fair value in statement of financial position | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,312	3,974
Financial liabilities, at fair value	4,274	3,901
Not measured at fair value in statement of financial position | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,877	4,447
Financial assets, at fair value	8,744	4,237
Not measured at fair value in statement of financial position | Dealer financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,188	1,370
Financial assets, at fair value	2,184	1,365
Not measured at fair value in statement of financial position | Retail financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,505	2,475
Financial assets, at fair value	5,364	2,301
Not measured at fair value in statement of financial position | Finance lease
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	133	7
Financial assets, at fair value	133	7
Not measured at fair value in statement of financial position | Other receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,051	595
Financial assets, at fair value	€ 1,063	€ 564